Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue	$ 606	$ 182		$ 1,200	$ 407
Cost of Revenue	453	67		858	92
Gross Profit	153	115		342	315
Operating costs and expenses:
Research and development expenses, net:	797	641		1,672	1,932
General, administrative and marketing expenses	944	863		1,814	1,859
Total operating costs and expenses:	1,741	1,504		3,486	3,791
Operating loss	1,588	1,389		3,144	3,476
Financial income	(325)	(47)			(25)
Financial expenses	64	247		237	180
Exchange differences	193	(40)		177	11
Financial expenses (income), net	(68)	160		414	166
Loss for the period	1,520	1,549		3,558	3,642
Other comprehensive loss:
Currency translation differences		170			313
Total comprehensive loss for the period	$ 1,520	$ 1,719		$ 3,558	$ 3,955
Basic and diluted loss per ordinary share	$ 0.33	$ 0.36	[1]	$ 0.76	$ 0.88	[1]
Weighted average ordinary shares outstanding	4,661,506	4,348,579	[1]	4,660,862	4,137,683	[1]

[1]	After reverse split, see note 5B.